Note 10 - Capital Stock (Details) - Capital Stock Issued and Outstanding $ in Thousands	Dec. 31, 2015 USD ($) shares
Class of Stock [Line Items]
Balance, December 31, 2015 | shares	35,939,011
Balance, December 31, 2015 | $	$ 136,071
Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Balance, December 31, 2015 | shares	34,613,317
Balance, December 31, 2015 | $	$ 135,698
Multiple Voting Shares [Member]
Class of Stock [Line Items]
Balance, December 31, 2015 | shares	1,325,694
Balance, December 31, 2015 | $	$ 373